Davis New York Venture Fund
April 30, 2024
The Equity Specialists

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.81%)
COMMUNICATION SERVICES – (12.02%)
Media & Entertainment – (12.02%)
Alphabet Inc., Class A	1,139,340	$185,461,765
ASAC II L.P. *(a)(b)(c)	4,156,451	4,567,525
IAC Inc. *	1,157,750	55,062,590
Liberty TripAdvisor Holdings, Inc., Series A *	134,636	218,110
Meta Platforms, Inc., Class A	1,251,057	538,167,190
Total Communication Services		783,477,180
CONSUMER DISCRETIONARY – (11.73%)
Consumer Discretionary Distribution & Retail – (9.06%)
Amazon.com, Inc. *	2,276,190	398,333,250
Coupang, Inc., Class A (South Korea) *	2,659,587	59,840,708
JD.com, Inc., Class A, ADR (China)	1,030,919	29,783,250
Naspers Ltd. - N (South Africa)	62,809	12,020,237
Prosus N.V., Class N (Netherlands)	2,698,256	90,283,530
		590,260,975
Consumer Services – (2.67%)
MGM Resorts International *	4,414,050	174,090,132
Total Consumer Discretionary		764,351,107
CONSUMER STAPLES – (0.66%)
Food, Beverage & Tobacco – (0.66%)
Darling Ingredients Inc. *	1,015,039	43,007,202
Total Consumer Staples		43,007,202
FINANCIALS – (42.88%)
Banks – (18.26%)
Danske Bank A/S (Denmark)	7,208,267	207,504,289
DBS Group Holdings Ltd. (Singapore)	6,923,174	176,246,031
JPMorgan Chase & Co.	930,734	178,458,937
U.S. Bancorp	5,101,780	207,285,321
Wells Fargo & Co.	7,082,362	420,125,714
		1,189,620,292
Financial Services – (19.01%)
Capital Markets – (3.99%)
Bank of New York Mellon Corp.	3,113,465	175,879,638
Julius Baer Group Ltd. (Switzerland)	1,562,940	83,864,779
		259,744,417
Consumer Finance – (6.79%)
Capital One Financial Corp.	3,087,503	442,840,556
Financial Services – (8.23%)
Berkshire Hathaway Inc., Class A *	895	536,552,509
		1,239,137,482
Insurance – (5.61%)
Life & Health Insurance – (2.67%)
AIA Group Ltd. (Hong Kong)	9,068,390	66,420,088
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	107,624,653
		174,044,741
Property & Casualty Insurance – (2.94%)
Chubb Ltd.	482,250	119,906,640
Markel Group Inc. *	49,032	71,508,269
		191,414,909
		365,459,650
Total Financials		2,794,217,424
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (11.44%)
Health Care Equipment & Services – (8.15%)
Cigna Group	434,059	$154,976,425
Humana Inc.	821,870	248,278,708
Quest Diagnostics Inc.	662,930	91,603,668
Solventum Corp. *	555,598	36,119,426
		530,978,227
Pharmaceuticals, Biotechnology & Life Sciences – (3.29%)
Viatris Inc.	18,559,530	214,733,762
Total Health Care		745,711,989
INDUSTRIALS – (4.61%)
Capital Goods – (2.78%)
AGCO Corp.	477,196	54,491,011
Orascom Construction PLC (United Arab Emirates)	1,446,001	8,171,339
Owens Corning	705,771	118,717,740
		181,380,090
Transportation – (1.83%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	118,841,520
Total Industrials		300,221,610
INFORMATION TECHNOLOGY – (11.78%)
Semiconductors & Semiconductor Equipment – (9.86%)
Applied Materials, Inc.	1,715,340	340,752,291
Intel Corp.	3,823,340	116,497,170
Texas Instruments Inc.	1,049,880	185,219,830
		642,469,291
Technology Hardware & Equipment – (1.92%)
Samsung Electronics Co., Ltd. (South Korea)	2,249,290	125,030,469
Total Information Technology		767,499,760
MATERIALS – (3.69%)
OCI N.V. (Netherlands)	1,873,824	50,399,445
Teck Resources Ltd., Class B (Canada)	3,867,642	190,249,310
Total Materials		240,648,755
TOTAL COMMON STOCK – (Identified cost $3,732,911,704)		6,439,135,027

	Principal	Value
SHORT-TERM INVESTMENTS – (1.38%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (d)	$33,424,000	$33,424,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (e)	56,379,000	56,379,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $89,803,000)		89,803,000
Total Investments – (100.19%) – (Identified cost $3,822,714,704)		6,528,938,027
Liabilities Less Other Assets – (0.19%)		(12,152,186)
Net Assets – (100.00%)		$6,516,785,841

ADR:	American Depositary Receipt

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
April 30, 2024 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $4,567,525 or 0.07% of the Fund's net assets as of April 30, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 04/30/24, repurchase value of $33,428,921 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.125%-6.50%, 02/29/28-03/01/54, total market value
$34,092,480).

(e)
Dated 04/30/24, repurchase value of $56,387,300 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/15/24-05/15/65, total market value
$57,506,580).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments
April 30, 2024 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
April 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$778,909,655	$–	$4,567,525	$783,477,180
Consumer Discretionary	662,047,340	102,303,767	–	764,351,107
Consumer Staples	43,007,202	–	–	43,007,202
Financials	2,152,557,584	641,659,840	–	2,794,217,424
Health Care	745,711,989	–	–	745,711,989
Industrials	292,050,271	8,171,339	–	300,221,610
Information Technology	642,469,291	125,030,469	–	767,499,760
Materials	190,249,310	50,399,445	–	240,648,755
Short-Term Investments	–	89,803,000	–	89,803,000
Total Investments	$5,507,002,642	$1,017,367,860	$4,567,525	$6,528,938,027

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2024 was $359,949. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2024
Investments in Securities:
Common Stock	$4,207,576	$–	$–	$359,949	$–	$–	$–	$4,567,525
Total Level 3	$4,207,576	$–	$–	$359,949	$–	$–	$–	$4,567,525

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
April 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at April 30, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$4,567,525	Discounted Cash Flow	Annualized Yield	6.408%	Decrease
Total Level 3	$4,567,525
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At April 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$3,848,555,796

Unrealized appreciation	3,161,046,370
Unrealized depreciation	(480,664,139)
Net unrealized appreciation	$2,680,382,231